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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05451
USLICO Series Fund
(Exact name of registrant as specified in charter)
7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)
CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end:      December 31
Date of reporting period:      September 30, 2005

Item 1. Schedule of Investments
The schedules of investments as of the close of the reporting period are set forth below for:

The Asset Allocation Portfolio
The Bond Portfolio
The Money Market Portfolio
The Stock Portfolio
EX-99.CERT
The schedules are not audited.

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 59.2%
		Aerospace/Defense: 1.1%
2,710		United Technologies Corp.	$140,486

			140,486

		Agriculture: 2.0%
3,505		Altria Group, Inc.	258,354

			258,354

		Apparel: 0.4%
650		Nike, Inc.	53,092

			53,092

		Banks: 3.1%
2,635		Bank of America Corp.	110,934
420		City National Corp.	29,438
1,140		PNC Financial Services Group, Inc.	66,143
1,970		U.S. BanCorp.	55,318
2,610		Wells Fargo & Co.	152,868

			414,701

		Beverages: 0.9%
2,175		PepsiCo, Inc.	123,344

			123,344

		Biotechnology: 0.6%
995	@	Amgen, Inc.	79,272

			79,272

		Building Materials: 1.0%
2,720		American Standard Inc.	126,616

			126,616

		Chemicals: 0.4%
1,375		Dow Chemical Co.	57,296

			57,296

		Computers: 1.4%
5,420	@	EMC Corp.	70,135
1,355		International Business Machines Corp.	108,698

			178,833

		Cosmetics/Personal Care: 2.4%
2,600		Avon Products, Inc.	70,200
1,230		Colgate-Palmolive Co.	64,932

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 2.4% (continued)
700		Gillette Co.	$40,740
2,310		Procter & Gamble Co.	137,353

			313,225

		Distribution/Wholesale: 0.7%
2,780	@	WESCO Intl., Inc.	94,159

			94,159

		Diversified Financial Services: 5.5%
1,660		Capital One Financial Corp.	132,003
5,465		Citigroup Inc.	248,767
3,800		Countrywide Financial Corp.	125,324
1,050		Goldman Sachs Group Inc.	127,659
560		Merrill Lynch & Co., Inc.	34,356
1,060		Morgan Stanley	57,176

			725,285

		Electric: 0.5%
1,020		Public Service Enterprise Group, Inc.	65,647

			65,647

		Electronics: 1.1%
4,590	@	Jabil Circuit, Inc.	141,923

			141,923

		Food: 0.4%
1,790		McCormick & Co., Inc.	58,408

			58,408

		Healthcare — Products: 2.4%
1,500		Baxter Intl., Inc.	59,805
2,715		Johnson & Johnson	171,805
1,505		Medtronic, Inc.	80,698

			312,308

		Healthcare — Services: 1.1%
1,540	@	Health Net, Inc.	72,873
1,530	@	Triad Hospitals, Inc.	69,263

			142,136

		Insurance: 1.5%
950		American Intl. Group, Inc.	58,862
1,150		Lincoln National Corp.	59,823
1,825		St. Paul Cos.	81,888

			200,573

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 0.8%
1,080	@	eBay, Inc.	$44,496
1,900	@	Yahoo!, Inc.	64,296

			108,792

		Investment Companies: 0.4%
400		Consumer Staples Select Sector SPDR Fund	9,312
1,730		Materials Select Sector SPDR Fund	47,523

			56,835

		Leisure Time: 0.6%
1,930		Royal Caribbean Cruises Ltd.	83,376

			83,376

		Lodging: 1.5%
1,760		Harrah’s Entertainment, Inc.	114,734
3,565		Hilton Hotels Corp.	79,571

			194,305

		Media: 2.6%
730	@	Cablevision Systems Corp.	22,389
7,460		Time Warner, Inc.	135,101
3,240		Viacom, Inc.	106,952
3,385		Walt Disney Co.	81,680

			346,122

		Miscellaneous Manufacturing: 3.1%
1,620		Danaher Corp.	87,205
7,265		General Electric Co.	244,613
1,830		Roper Industries, Inc.	71,901

			403,719

		Oil & Gas: 5.3%
2,830		ENSCO International, Inc.	131,850
4,290		Exxon Mobil Corp.	272,586
1,000	@	Newfield Exploration Co.	49,100
1,500	@	Plains Exploration & Production Co.	64,230
680	@	Southwestern Energy Co.	49,912
2,810		XTO Energy, Inc.	127,349

			695,027

		Oil & Gas Services: 1.9%
1,330	@	Dresser-Rand Group, Inc.	32,758
1,860		Halliburton Co.	127,447
1,130		Schlumberger Ltd.	95,349

			255,554

		Pharmaceuticals: 4.2%
340	@	Gilead Sciences, Inc.	16,578

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 4.2% (continued)
1,890	@	Medco Health Solutions, Inc.	$103,629
8,140		Pfizer, Inc.	203,256
3,860	@@	Teva Pharmaceutical Industries Ltd. ADR	129,001
2,110		Wyeth	97,630

			550,094

		Retail: 2.5%
700		Abercrombie & Fitch Co.	34,895
3,195		Dollar General Corp.	58,596
1,610		Home Depot, Inc.	61,405
1,700		Tiffany & Co.	67,609
2,295		Wal-Mart Stores, Inc.	100,567

			323,072

		Semiconductors: 2.7%
2,955		Intel Corp.	72,841
3,785		Maxim Integrated Products	161,430
14,315	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	117,669

			351,940

		Software: 3.0%
2,760	@	Activision, Inc.	56,442
1,650		First Data Corp.	66,000
4,725		Microsoft Corp.	121,574
12,630	@	Oracle Corp.	156,486

			400,502

		Telecommunications: 4.1%
2,730		BellSouth Corp.	71,799
7,210	@	Cisco Systems, Inc.	129,275
3,570		Motorola, Inc.	78,861
3,420		Qualcomm, Inc.	153,045
4,220		Sprint Corp.	100,352

			533,332

		Total Common Stock
		(Cost $7,502,462 )	7,788,328

Preferred Stock: 0.7%
		Banks: 0.2%
3	C	DG Funding Trust	32,119

			32,119

		Diversified Financial Services: 0.1%
325	C	National Rural Utilities Cooperative Finance Corp.	7,937

			7,937

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.0%
200		TECO Energy, Inc.	$5,067

			5,067

		Insurance: 0.3%
725	@@	Aegon NV	18,480
600	C	Metlife, Inc.	15,210

			33,690

		Telecommunications: 0.1%
8	@@, #	Centaur Funding Corp.	10,455

			10,455

		Total Preferred Stock (Cost $89,512)	89,268

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Corporate Bond/Note: 7.2%
		Agriculture: 0.0%
$4,000	#, C	RJ Reynolds Tobacco Holdings, Inc., 6.500%, due 07/15/10	$4,010

			4,010

		Auto Manufacturers: 0.1%
8,000		Ford Motor Co., 6.625%, due 10/01/28	5,820
39,000	+	General Motors Corp., 7.750%, due 03/15/36	10,140
3,000		General Motors Corp., 7.400%, due 09/01/25	2,168

			18,128

		Banks: 1.9%
10,000	@@, C	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	8,512
10,000	@@, #	Banco Santander Chile SA, 4.148%, due 12/09/09	9,967
12,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	13,520
7,000	@@	Bank of Ireland, 4.170%, due 12/29/49	6,004
8,000	@@	Bank of Nova Scotia, 4.250%, due 08/21/85	6,756
13,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	13,932
12,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	11,571
6,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	6,324
18,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	18,154
19,000	@@	HSBC Bank PLC, 3.787%, due 06/29/49	16,293
10,000	@@	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	8,605
10,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	9,789
8,000	C	Mellon Capital I, 7.720%, due 12/01/26	8,548
7,000	@@, C	National Australia Bank Ltd., 3.514%, due 10/29/49	6,315
5,000	C	NB Capital Trust II, 7.830%, due 12/15/26	5,351
4,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	4,326
9,000		PNC Funding Corp., 4.500%, due 03/10/10	8,902
14,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	14,062
20,000	@@	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	17,201
7,000	@@, C	Societe Generale, 3.625%, due 11/29/49	6,236
18,000	@@	Standard Chartered PLC, 3.750%, due 11/29/49	14,580
7,000	@@	Standard Chartered PLC, 4.187%, due 07/29/49	5,653
8,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	8,444
13,000		Wachovia Corp., 5.500%, due 08/01/35	12,728
7,000	@@	Westpac Banking Corp., 4.333%, due 09/30/49	5,973

			247,746

		Beverages: 0.1%
12,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	14,310

			14,310

		Chemicals: 0.3%
3,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	3,033
10,000		Stauffer Chemical, 5.480%, due 04/15/10	7,984
10,000		Stauffer Chemical, 7.500%, due 04/15/17	5,326
20,000		Union Carbide Corp., 7.750%, due 10/01/96	21,132

			37,475

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 1.4%
1,752	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	$1,781
6,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	5,936
4,932	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	5,201
21,230	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	21,336
8,000	C	Citigroup Capital II, 7.750%, due 12/01/36	8,487
17,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	18,179
3,000	@@, C	Financiere CSFB NV, 4.187%, due 03/29/49	2,613
9,000		Goldman Sachs Group, Inc., 4.070%, due 03/02/10	9,014
10,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	13,379
5,000		International Lease Finance Corp., 5.000%, due 04/15/10	5,023
10,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	10,645
11,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	11,828
15,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	15,050
8,000	@@, C	Paribas, 4.045%, due 12/31/49	6,869
6,000	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	5,972
8,000	@@, #, C	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	7,977
15,669	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	15,765
14,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	14,197
9,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	9,870

			189,122

		Electric: 1.1%
13,447	C	CE Generation LLC, 7.416%, due 12/15/18	14,371
14,000	C	Consumers Energy Co., 4.250%, due 04/15/08	13,807
1,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	1,101
8,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	9,360
13,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	12,806
11,000	C	Enterprise Capital Trust II, 5.240%, due 06/30/28	10,913
10,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	10,661
17,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	20,002
6,635	#, C	Juniper Generation, 6.790%, due 12/31/14	6,505
8,000	@@, +	Korea Electric Power Corp., 0.000%, due 04/01/96	4,800
9,000	C	NorthWestern Corp., 5.875%, due 11/01/14	9,137
8,000	#, C	Pinnacle West Energy Corp., 4.004%, due 04/01/07	8,000
9,000	C	Potomac Edison Co., 5.000%, due 11/01/06	9,018
5,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	5,110
1,349		PPL Montana LLC, 8.903%, due 07/02/20	1,566
3,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	3,068
2,918	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	3,028

			143,253

		Food: 0.2%
3,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	3,167
4,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	4,355
15,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	15,389

			22,911

		Gas: 0.1%
13,000	#, C	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	13,429

			13,429

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Home Builders: 0.0%
1,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	$1,040

			1,040

		Insurance: 0.3%
14,000		AON Capital Trust, 8.205%, due 01/01/27	16,098
7,000	+	Prudential Financial, Inc., 4.104%, due 11/15/06	6,954
15,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	16,074

			39,126

		Media: 0.0%
7,000	C	Cox Communications, Inc., 6.850%, due 01/15/18	7,533

			7,533

		Oil & Gas: 0.5%
7,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	7,573
7,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	6,722
6,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	6,492
8,000	@@, C	Husky Oil Co., 8.900%, due 08/15/28	8,711
15,000	#	Pemex Project Funding Master Trust, 5.170%, due 06/15/10	15,645
8,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	8,220
7,000	C	Valero Energy Corp., 7.500%, due 04/15/32	8,476

			61,839

		Pharmaceuticals: 0.0%
2,000	#, C	AmerisourceBergen Corp., 5.625%, due 09/15/12	1,980
3,000	#, C	AmerisourceBergen Corp., 5.875%, due 09/15/15	2,978

			4,958

		Pipelines: 0.0%
4,000	C	KN Capital Trust III, 7.630%, due 04/15/28	4,534

			4,534

		Real Estate: 0.1%
10,000	C	EOP Operating LP, 7.750%, due 11/15/07	10,592

			10,592

		Real Estate Investment Trust: 0.3%
2,000	C	Liberty Property LP, 6.375%, due 08/15/12	2,121
10,000	C	Liberty Property LP, 7.750%, due 04/15/09	10,895
8,000	C	Simon Property Group LP, 4.875%, due 03/18/10	7,986
14,000	C	Simon Property Group LP, 6.375%, due 11/15/07	14,423

			35,425

		Retail: 0.1%
11,000	C	May Department Stores Co., 3.950%, due 07/15/07	10,850

			10,850

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Savings & Loans: 0.1%
9,000	C	Great Western Financial, 8.206%, due 02/01/27	$9,695

			9,695

		Telecommunications: 0.6%
8,000	C	AT&T Corp., 9.750%, due 11/15/31	10,170
7,000	C	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	9,477
9,000	C	BellSouth Corp., 4.200%, due 09/15/09	8,833
7,000	C	BellSouth Corp., 6.000%, due 11/15/34	7,053
8,000	@@, C	British Telecommunications PLC, 8.875%, due 12/15/30	10,884
7,000	@@	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	7,944
3,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	3,523
7,000	C	SBC Communications, Inc., 6.150%, due 09/15/34	7,188
5,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	5,009
7,000	@@, C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	6,951

			77,032

		Total Corporate Bond/Note (Cost $961,017)	953,008

U.S. Government Agency Obligation: 14.2%
		Federal Government Loan Mortgage Corporation: 1.6%
113,000	W	5.500%, due 10/15/35	113,035
88,884		6.500%, due 12/01/31	91,581

			204,616

		Federal Home Loan Bank: 0.3%
50,000		3.250%, due 12/17/07	48,820

			48,820

		Federal Home Loan Mortgage Corporation: 3.2%
105,000	C	2.700%, due 03/16/07	102,533
25,000		3.875%, due 06/15/08	24,682
27,000		4.000%, due 08/17/07	26,849
16,578		4.330%, due 12/01/26	16,669
25,000	C	4.500%, due 02/15/20	23,827
8,489	C	4.500%, due 06/15/17	8,417
9,501		4.500%, due 09/25/16	9,431
23,000	C	5.000%, due 04/15/23	22,733
11,000	C	5.000%, due 05/15/20	10,947
28,264	C	5.000%, due 08/15/21	28,218
5,618		5.038%, due 04/01/35	5,567
18,060		5.216%, due 06/01/35	17,943
18,000		5.875%, due 03/21/11	18,984
30,264	C	5.500%, due 11/15/18	30,687
25,000	C	6.000%, due 01/15/29	25,675
43,220	C	6.000%, due 01/15/29	44,358

			417,520

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 9.1%
55,000		3.875%, due 07/15/08	$54,174
16,000		4.250%, due 09/15/07	15,963
54,000	W	4.500%, due 10/15/18	52,886
9,000	W	4.500%, due 10/15/35	8,581
20,613	C	4.500%, due 12/15/16	20,462
25,000	C	4.750%, due 12/25/42	24,997
20,998		4.823%, due 08/01/35	20,868
6,000	W	5.000%, due 10/15/18	5,985
351,000	W	5.000%, due 11/15/34	343,322
26,000		5.250%, due 08/01/12	26,749
64,440	W	5.500%, due 10/15/18	65,386
77,000	W	5.500%, due 10/15/33	76,976
23,724		5.500%, due 11/01/33	23,744
4,365		5.625%, due 07/01/27	4,490
28,807		5.680%, due 07/01/27	29,723
189,000	W	6.000%, due 10/15/34	192,189
27,491		6.000%, due 04/25/31	28,356
16,795		6.000%, due 07/25/29	17,296
40,051		6.000%, due 07/25/29	41,235
82,000		6.500%, due 10/01/31	84,409
23,000		6.625%, due 11/15/10	25,177
11,490	C	7.500%, due 01/25/48	12,037
18,222		7.500%, due 11/01/29	19,305

			1,194,310

		Total U.S. Government Agency Obligation (Cost $1,877,026)	1,865,266

U.S. Treasury Obligation: 11.1%
		U.S. Treasury Bond: 10.2%
24,000	C	10.375%, due 11/15/12	26,991
533,000		3.875%, due 09/15/10	525,630
64,000		4.125%, due 08/15/08	63,925
336,000		4.250%, due 08/15/15	334,005
43,000		4.570%, due 05/15/16	26,754
8,000		4.875%, due 02/15/12	8,272
128,000		5.375%, due 02/15/31	143,440
174,000		6.250%, due 08/15/23	208,114

			1,337,131

		U.S. Treasury Inflation-Indexed Bond: 0.4%
50,000		2.000%, due 01/15/14	53,993

			53,993

		U.S. Treasury Note: 0.5%
62,000		4.000%, due 08/31/07	61,809
1,000		4.000%, due 09/30/07	997

			62,806

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Total U.S. Treasury Obligation (Cost $1,442,494)	$1,453,930

Asset-Backed Security: 1.7%
		Automobile Asset Backed Securities: 0.5%
11,000	C	Carmax Auto Owner Trust, 4.210%, due 01/15/10	10,932
2,000	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	1,957
5,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	4,907
9,000	C	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	8,950
35,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	34,386

			61,132

		Credit Card Asset Backed Securities: 0.6%
12,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	11,938
11,000	C	Capital One Master Trust, 4.900%, due 03/15/10	11,074
36,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	36,318
3,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	3,122
12,000	C	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	12,093
3,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	3,131

			77,676

		Home Equity Asset Backed Securities: 0.3%
43,000	C	GSAA Trust, 5.242%, due 05/25/35	43,008
1,000	+, C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	988

			43,996

		Other Asset Backed Securities: 0.3%
6,368	C	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	6,326
5,000	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	4,942
4,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 12/31/49	3,969
8,000	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	7,892
8,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,857
3,000	C	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	2,985
2,727	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	2,720

			36,691

		Total Asset-Backed Security (Cost $224,170)	219,495

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Collateralized Mortgage Obligation: 3.6%
		Commercial Mortgage Backed Securities: 2.2%
10,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	$9,796
10,000	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	10,000
7,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	6,772
1,000	C	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	971
15,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	14,733
1,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	1,052
15,000	C	Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	14,477
32,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	31,391
8,000	C	CS First Boston Mortgage Securities Corp., 7.780%, due 04/15/62	8,930
41,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	42,711
10,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	10,504
115,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	124,360
1,000	C	Ge Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	997
15,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	14,691
1,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	995

			292,380

		Whole Loan Collateral CMO: 1.3%
45,905	C	Banc of America Funding Corp., 5.352%, due 12/31/49	45,648
10,838	C	Banc of America Mortgage Securities, 5.250%, due 11/25/19	10,839
30,648	C	Countrywide Alternative Loan Trust, 5.415%, due 10/25/35	30,600
17,090	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	16,956
27,713	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	27,998
12,118	C	Structured Adjustable Rate Mortgage Loan Trust, 4.140%, due 07/25/35	12,101
20,167	C	Washington Mutual, Inc., 6.000%, due 06/25/34	20,368

			164,510

		Whole Loan Collateral PAC: 0.1%
11,492	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	11,802

			11,802

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

		Whole Loan Collateral Support CMO: 0.0%
$5,187	C	Banc of America Mortgage Securities, 5.500%, due 11/25/33		$5,168

				5,168

		Total Collateralized Mortgage Obligation (Cost $495,097)		473,860

Municipal Bond: 0.2%
		Municipal: 0.2%
5,000	C	City of New York NY, 5.000%, due 04/01/35		5,168
5,000		City of New York, 5.000%, due 11/01/08		5,254
5,000		City of New York, 5.000%, due 11/01/11		5,384
5,000	C	City of New York, 5.000%, due 11/01/15		5,413

				21,219

		Total Municipal Bond (Cost $21,382)		21,219

Other Bond: 0.2%
		Foreign Government Bonds: 0.2%
7,000	@@	Mexico Government Bond, 6.625%, due 03/03/15		7,623
10,169	@@	Republica Orient Uruguay, 10.500%, due 10/20/06		15,238

				22,861

		Multi-National: 0.0%
7,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15		6,904

				6,904

		Total Other Bond (Cost $25,200)		29,765

		Total Long-Term Investments (Cost $12,664,319)		12,894,139

Short-Term Investments: 8.7%
		Repurchase Agreement: 8.7%
1,146,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $1,146,357 to be received upon repurchase (Collateralized by $2,824,000 Federal National Mortgage Association, 4.000%, Market Value plus accrued $2,817,740, due 12/04/06)		1,146,000

		Total Short-Term Investment (Cost $1,146,000)		1,146,000

		Total Investments in Securities: (Cost $13,810,319)*	106.8%	$14,040,139
		Other Assets and Liabilities-Net	(6.8)	(893,373)

		Net Assets	100.0%	13,146,766

PORTFOLIO OF INVESTMENTS
The USLICO Asset Allocation Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2005.
	*	Cost for federal income tax purposes is $13,836,694.
Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$259,489
		Gross Unrealized Depreciation	(56,044)

		Net Unrealized Appreciation	$203,445

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of September 30, 2005 (Unaudited)

Principal
Amount			Value

Corporate Bond/Note: 16.9%
		Agriculture: 0.1%
$2,000	C	RJ Reynolds Tobacco Holdings, Inc., 6.500%, due 07/15/10	$2,005

			2,005

		Auto Manufacturers: 0.3%
4,000		Ford Motor Co., 6.625%, due 10/01/28	2,910
21,000	+	General Motors Corp., 4.470%, due 03/15/36	5,460
1,000		General Motors Corp., 7.400%, due 09/01/25	723

			9,093

		Banks: 3.8%
6,000	@@, #, C	Banco Santander Chile SA, 4.148%, due 12/09/09	5,980
7,000	@@, C	Banco Santander Chile SA, 7.375%, due 07/18/12	7,887
7,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	7,502
6,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd./The, 5.506%, due 04/15/49	5,786
3,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	3,162
10,000	@@, #	HBOS PLC, 5.375%, due 11/29/49	10,086
10,000	@@	HSBC Bank PLC, 3.787%, due 06/29/49	8,575
6,000	@@	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	5,163
5,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	4,894
4,000	C	Mellon Capital I, 7.720%, due 12/01/26	4,274
2,000	C	NB Capital Trust II, 7.830%, due 12/15/26	2,140
2,000		NB Capital Trust IV, 8.250%, due 04/15/27	2,163
5,000		PNC Funding Corp., 4.500%, due 03/10/10	4,946
8,000	#	Rabobank Capital Funding II, 5.260%, due 12/29/49	8,036
10,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	8,601
10,000	@@, C	Standard Chartered PLC, 3.750%, due 11/29/49	8,100
4,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	4,222
7,000		Wachovia Corp., 5.500%, due 08/01/35	6,854

			108,371

		Beverages: 0.2%
6,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	7,155

			7,155

		Chemicals: 0.9%
1,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	1,011
10,000		Stauffer Chemical, 5.480%, due 04/15/10	7,984
10,000		Stauffer Chemical, 7.500%, due 04/15/17	5,326
11,000		Union Carbide Corp., 7.750%, due 10/01/96	11,623

			25,944

		Diversified Financial Services: 3.4%
384	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	391
3,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	2,968
1,973	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	2,080
11,580	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	11,638
4,000	C	Citigroup Capital II, 7.750%, due 12/01/36	4,244

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 3.4% (continued)
9,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	$9,624
5,000		Goldman Sachs Group, Inc., 4.070%, due 03/02/10	5,008
6,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	8,027
3,000		International Lease Finance Corp., 5.000%, due 04/15/10	3,014
5,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	5,322
6,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	6,452
8,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	8,027
4,000	@@, C	Paribas, 4.045%, due 12/31/49	3,434
3,000	@@, C	Petroleum Export Ltd., 4.623%, due 06/15/10	2,986
5,000	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	4,986
8,228	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	8,279
7,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	7,099
4,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	4,387

			97,966

		Electric: 2.7%
7,119	C	CE Generation LLC, 7.416%, due 12/15/18	7,608
8,000	C	Consumers Energy Co., 4.250%, due 04/15/08	7,890
4,000	@@, #	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	4,680
7,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	6,896
6,000	C	Enterprise Capital Trust II, 5.240%, due 06/30/28	5,953
5,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	5,331
9,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	10,589
3,792	#, C	Juniper Generation, 6.790%, due 12/31/14	3,717
4,000	@@, +	Korea Electric Power Corp., 0.570%, due 04/01/96	2,400
4,000	#, C	NorthWestern Corp., 5.875%, due 11/01/14	4,061
4,000	#, C	Pinnacle West Energy Corp., 4.004%, due 04/01/07	4,000
5,000	C	Potomac Edison Co., 5.000%, due 11/01/06	5,010
3,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	3,066
1,566		PPL Montana LLC, 8.903%, due 07/02/20	1,818
2,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	2,045
1,957	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	2,030

			77,094

		Food: 0.4%
1,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	1,056
2,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	2,178
8,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	8,208

			11,442

		Gas: 0.2%
7,000	#, C	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	7,231

			7,231

		Home Builders: 0.0%
1,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	1,040

			1,040

		Insurance: 0.7%
7,000	C	AON Capital Trust, 8.205%, due 01/01/27	8,049
4,000		Prudential Financial, Inc., 4.104%, due 11/15/06	3,973

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Insurance: 0.7% (continued)
8,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	$8,573

			20,595

		Media: 0.1%
4,000	C	Cox Communications, Inc., 6.850%, due 01/15/18	4,305

			4,305

		Oil & Gas: 1.1%
4,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	4,327
4,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	3,841
3,000	@@	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	3,246
4,000	@@, C	Husky Oil Co., 8.900%, due 08/15/28	4,355
6,000	#	Pemex Project Funding Master Trust, 5.170%, due 06/15/10	6,258
4,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	4,110
4,000	C	Valero Energy Corp., 7.500%, due 04/15/32	4,843

			30,980

		Pharmaceuticals: 0.1%
1,000	C	AmerisourceBergen Corp., 5.625%, due 09/15/12	990
2,000	#, C	AmerisourceBergen Corp., 5.875%, due 09/15/15	1,985

			2,975

		Pipelines: 0.1%
2,000	C	KN Capital Trust III, 7.630%, due 04/15/28	2,267

			2,267

		Real Estate: 0.2%
5,000	C	EOP Operating LP, 7.750%, due 11/15/07	5,296

			5,296

		Real Estate Investment Trust: 0.7%
1,000	C	Liberty Property LP, 6.375%, due 08/15/12	1,061
5,000	C	Liberty Property LP, 7.750%, due 04/15/09	5,448
5,000	C	Simon Property Group LP, 4.875%, due 03/18/10	4,991
7,000	C	Simon Property Group LP, 6.375%, due 11/15/07	7,212

			18,712

		Retail: 0.2%
6,000	C	May Department Stores Co., 3.950%, due 07/15/07	5,918

			5,918

		Savings & Loans: 0.2%
5,000	C	Great Western Financial, 8.206%, due 02/01/27	5,386

			5,386

		Telecommunications: 1.5%
4,000	C	AT&T Corp., 9.750%, due 11/15/31	5,085

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 1.5% (continued)
4,000	C	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	$5,415
5,000	C	BellSouth Corp., 4.200%, due 09/15/09	4,907
3,000	C	BellSouth Corp., 6.000%, due 11/15/34	3,023
4,000	@@, C	British Telecommunications PLC, 8.875%, due 12/15/30	5,442
4,000	@@, +	Deutsche Telekom International Finance BV, 8.500%, due 06/15/10	4,539
2,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	2,348
4,000	C	SBC Communications, Inc., 6.150%, due 09/15/34	4,107
3,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	3,005
4,000	@@, #, C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	3,972

			41,843

		Total Corporate Bond/Note (Cost $489,765)	485,618

U.S. Government Agency Obligation: 35.3%
		Federal Government Loan Mortgage Corporation: 1.5%
42,000	W	5.500%, due 10/15/35	42,013

			42,013

		Federal Home Loan Bank: 1.0%
30,000		3.250%, due 12/17/07	29,292

			29,292

		Federal Home Loan Mortgage Corporation: 3.9%
58,000	C	2.700%, due 03/16/07	56,637
14,000		3.875%, due 06/15/08	13,822
14,000		4.000%, due 08/17/07	13,922
6,339		4.333%, due 12/01/26	6,373
2,809		5.038%, due 04/01/35	2,783
8,555		5.216%, due 06/01/35	8,499
10,000		5.875%, due 03/21/11	10,547

			112,583

		Federal National Mortgage Association: 28.9%
30,000		3.875%, due 07/15/08	29,550
9,000		4.250%, due 09/15/07	8,979
12,000	C	4.500%, due 02/15/20	11,437
5,255	C	4.500%, due 06/15/17	5,211
12,943	C	4.500%, due 12/15/16	12,848
28,000	W	4.500%, due 10/15/18	27,423
6,334		4.500%, due 09/25/16	6,287
5,000	W	4.500%, due 10/15/35	4,767
14,000	C	4.750%, due 12/25/42	13,998
11,999		4.823%, due 08/01/35	11,925
117,000	W	5.000%, due 10/15/18	116,708
12,000	C	5.000%, due 04/15/23	11,861
6,000	C	5.000%, due 05/15/20	5,971
15,500	C	5.000%, due 08/15/21	15,474
184,000	W	5.000%, due 11/15/34	179,976
13,000		5.250%, due 08/01/12	13,374
16,508	C	5.500%, due 11/15/18	16,738

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 28.9% (continued)
64,000	W	5.500%, due 10/15/18	$64,940
42,000	W	5.500%, due 10/15/35	41,987
13,687		5.500%, due 11/01/33	13,699
873		5.625%, due 07/01/27	898
10,830		5.680%, due 07/01/27	11,174
22,355	C	6.000%, due 01/15/29	22,944
14,400		6.000%, due 04/25/31	14,853
13,000	C	6.000%, due 01/15/29	13,351
9,044		6.000%, due 07/25/29	9,313
19,379		6.000%, due 07/25/29	19,952
43,000	W	6.000%, due 10/15/34	43,726
40,000		6.500%, due 10/01/31	41,175
12,000		6.625%, due 11/15/10	13,136
5,900	C	7.500%, due 01/25/48	6,181
18,222		7.500%, due 11/01/29	19,305

			829,161

		Total U.S. Government Agency Obligation (Cost $1,021,359)	1,013,049

U.S. Treasury Obligation: 27.3%
		U.S. Treasury Bond: 23.6%
137,000		3.875%, due 09/15/10	135,106
98,000		4.125%, due 08/15/08	97,885
242,000		4.250%, due 08/15/15	240,562
5,000		4.875%, due 02/15/12	5,170
44,000		5.375%, due 02/15/31	49,308
103,000		6.250%, due 08/15/23	123,194
12,000	C	10.375%, due 11/15/12	13,495
10,000	C	13.250%, due 05/15/14	13,018

			677,738

		U.S. Treasury Inflation-Indexed Bond: 0.9%
25,000		2.000%, due 01/15/14	26,996

			26,996

		U.S. Treasury Note: 2.2%
63,000		4.000%, due 08/31/07	62,806
1,000		4.000%, due 09/30/07	997

			63,803

		U.S. Treasury STRIP: 0.5%
23,000		4.570%, due 05/15/16	14,310

			14,310

		Total U.S. Treasury Obligation (Cost $790,642)	782,847

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

Asset-Backed Security: 4.2%
		Automobile Asset Backed Securities: 1.2%
6,000	C	Carmax Auto Owner Trust, 4.210%, due 01/15/10	$5,963
2,000	C	Honda Auto Receivables Owner Trust, 2.790%, due 03/16/09	1,957
3,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	2,944
5,000	C	Nissan Auto Receivables Owner Trust, 4.190%, due 07/15/09	4,972
20,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	19,649

			35,485

		Credit Card Asset Backed Securities: 1.5%
6,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	5,969
6,000	C	Capital One Master Trust, 4.900%, due 03/15/10	6,040
19,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	19,168
1,000	C	Citibank Credit Card Master Trust I, 5.875%, due 03/10/11	1,041
8,000	C	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	8,062
2,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	2,087

			42,367

		Home Equity Asset Backed Securities: 0.8%
24,000	C	GSAA Trust, 5.242%, due 05/25/35	24,004

			24,004

		Other Asset Backed Securities: 0.7%
3,821	C	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	3,796
4,000	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	3,954
2,000	C	Countrywide Asset-Backed Certificates, 4.493%, due 12/31/49	1,984
3,000	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	2,959
3,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	2,946
2,000	C	Popular ABS Mortgage Pass-Through Trust, 4.596%, due 11/25/35	1,990
1,272	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	1,269

			18,898

		Total Asset-Backed Security (Cost $123,313)	120,754

Collateralized Mortgage Obligation: 7.8%
		Commercial Mortgage Backed Securities: 5.2%
3,000	C	Bear Stearns Commercial Mortgage Securities, 3.880%, due 08/13/39	2,902
8,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	7,857
8,000	C	Commercial Mortgage Pass Through Certificates, 3.600%, due 03/10/39	7,721
17,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	16,677
4,000	C	CS First Boston Mortgage Securities Corp., 7.780%, due 04/15/62	4,465
22,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	22,918
5,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	5,252
63,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	68,128
5,118	C	Ge Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	5,018
10,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	9,794

			150,732

		Whole Loan Collateralized Mortgage Obligations: 2.3%
6,012	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	6,013

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount			Value

		Whole Loan Collateralized Mortgage Obligations: 2.3% (continued)
15,818	C	Countrywide Alternative Loan Trust, 5.415%, due 10/25/35	$15,793
9,570	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	9,496
15,704	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	15,866
7,457	C	Structured Adjustable Rate Mortgage Loan Trust, 4.140%, due 07/25/35	7,447
11,126	C	Washington Mutual, Inc., 6.000%, due 06/25/34	11,238

			65,853

		Whole Loan Collateral PAC: 0.2%
6,280	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	6,450

			6,450

		Whole Loan Collateral Support CMO: 0.1%
2,047	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	2,039

			2,039

		Total Collateralized Mortgage Obligation (Cost $236,450)	225,074

Municipal Bond: 0.6%
		Municipal: 0.6%
5,000		City of New York, 5.000%, due 11/01/08	5,254
5,000		City of New York, 5.000%, due 11/01/11	5,384
5,000	C	City of New York, 5.000%, due 11/01/15	5,413

			16,051

		Total Municipal Bond (Cost $16,263)	16,051

Other Bond: 0.5%
		Foreign Government Bonds: 0.3%
4,000	@@	Mexico Government Bond, 6.625%, due 03/03/15	4,356
3,390	@@, #	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	5,080

			9,436

		Multi-National: 0.2%
4,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15	3,945

			3,945

		Total Other Bond (Cost $11,879)	13,381

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

Preferred Stock: 1.5%
		Banks: 0.4%
1	@, #	DG Funding Trust	$10,706

			10,706

		Diversified Financial Services: 0.2%
175	@, C	National Rural Utilities Cooperative Finance Corp.	4,274

			4,274

		Electric: 0.1%
125	@	TECO Energy, Inc.	3,167

			3,167

		Insurance: 0.6%
392	@, @@	Aegon NV	9,992
325		Metlife, Inc.	8,239

			18,231

		Telecommunications: 0.2%
4	@@, #	Centaur Funding Corp.	5,228

			5,228

		Total Preferred Stock (Cost $41,646)	41,606

		Total Long-Term Investments: (Cost $2,731,317)	2,698,376

PORTFOLIO OF INVESTMENTS
The USLICO Bond Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investments: 24.8%
		Repurchase Agreement: 24.8%
$713,000		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/03/05, $713,225 to be received upon repurchase (Collateralized by $739,000 Federal National Mortgage Association 2.250%, Market Value plus accrued interest $727,339, due 12/04/06)		$713,000

		Total Short-Term Investments (Cost $713,000)		713,000

		Total Investments in securities (Cost $3,444,317)	118.9%	$3,411,378
		Other Assets and Liabilities-Net	(18.9)	(542,280)

		Net Assets	100.0%	$2,869,098

	@	Non-income producing security
	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	W	When-issued or delayed delivery security.
	*	Cost for federal income tax purposes is $3,446,669.
		Net unrealized Depreciation consists of:
		Gross Unrealized Appreciation		$5,192
		Gross Unrealized Depreciation		(40,483)

		Net Unrealized Depreciation		$(35,291)

PORTFOLIO OF INVESTMENTS
The USLICO Money Market Portfolio(1)	as of September 30, 2005 (Unaudited)

Principal
Amount			Value

Collateralized Mortgage Obligation: 0.0%
$250,000	@@,#	Newcastle CDO III Corp., 3.860%, due 09/25/06	$250,000

		Total Collateralized Mortgage Obligations (Cost $250,000)	250,000

Commercial Paper: 31.9%
250,000		American Express Bank FSB/Salt Lake City UT, 3.732%, due 03/16/06	250,000
200,000		CBA Finance, 3.590%, due 10/25/5	199,500
250,000	#	Crown Point Capital, 3.630%, due 11/07/05	249,046
150,000		HBOS Treasury, 3.670%, 11/09/05	149,391
250,000		Master Funding LLC, 3.030%, 10/05/05	249,895
250,000		Monument Gardens, 3.230%, due 10/11/05	249,754
250,000		St. German Holdings, 3.680%, 10/27/05	249,312
235,000		WESTPAC, 2.530%, due 10/03/05	234,952

		Total Commercial Paper (Cost $1,831,850)	1,831,850

Corporate Bond/Note: 44.6%
85,000	#	Allstate Financial Global Funding, 4.015%, due 12/20/05	84,996
100,000	#	American General Finance Corp., 3.970%, due 10/13/06	100,000
24,000		American General Finance Corp., 5.875%, due 07/14/06	24,341
250,000	#	American Honda Finance Corp., 3.799%, due 10/03/05	250,001
250,000		Banque Nationale de Paris/New York, 3.742%, due 06/21/06	249,940
100,000		Bear Stearns Cos, Inc./The, 3.848%, due 09/28/06	100,000
100,000		Bear Stearns Cos, Inc., 3.730%, due 10/05/06	100,000
100,000		Citigroup, Inc., 4.015%, due 03/20/06	100,007
150,000		Federal Home Loan Bank, 3.568%, due 06/14/06	149,984
250,000	#	Goldman Sachs Group LP, 3.788%, due 10/13/06	250,000
93,000		HSBC Finance Corp., 8.875%, due 02/15/06	94,646
150,000		Merrill Lynch Floater Series, 3.670%, 6/19/06	150,069
100,000		Morgan Stanley Group, Inc., 4.250%, due 03/27/06	100,131
250,000		PNC Bank NA, 3.752%, due 03/21/06	249,927
50,000		Societe Generale/New York, 3.771%, due 03/30/06	49,992
245,000		Verizon Global Funding Corp., 6.750%, due 12/01/05	246,569
200,000		Washington Mutual Bank, 3.670%, due 05/31/06	200,000
112,000		Wells Fargo & Co., 3.861%, due 03/03/06	112,007
250,000	@@, #	Whitehawk CDO Funding Ltd., 3.890%, due 09/15/06	250,000

		Total Corporate Bond/Note (Cost $2,862,610)	2,862,610

U.S. Government Agency Obligations: 5.3%
100,000		Federal National Mortgage Association, 3.668%, due 10/07/05	100,002
200,000		Federal National Mortgage Association, 6.000%, due 12/15/05	201,177

		Total U.S. Government Agency Obligations (Cost $301,179)	301,179

PORTFOLIO OF INVESTMENTS
The USLICO Money Market Portfolio(1)	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Repurchase Agreement: 8.7%
		Repurchase Agreement:
$502,000		Goldman Sachs Repurchase Agreement dated 9/30/05, 3.790%, due 10/3/05, $502,159 to be received upon repurchase (Collateralized by $521,000 Federal National Mortgage Association 2.25%, Market Value plus accrued interest $512,779, due 12/04/06)		$502,000

		Total Repurchase Agreement (Cost $502,000)		502,000

		Total Investments in Securities (Cost $5,747,639)*	100.2%	$5,747,639
		Other Assets and Liabilities-Net	(0.2)	(13,793)

		Net Assets	100.0%	$5,733,846

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
	@@	Foreign Issuer
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is the same for financial reporting purposes.		.

PORTFOLIO OF INVESTMENTS
The USLICO Stock Portfolio	as of September 30, 2005 (Unaudited)

Shares			Value

Common Stock: 99.4%
		Aerospace/Defense: 1.8%
5,760		United Technologies Corp.	$298,598

			298,598

		Agriculture: 3.3%
7,445		Altria Group, Inc.	548,771

			548,771

		Apparel: 0.7%
1,380		Nike, Inc.	112,718

			112,718

		Banks: 5.4%
5,590		Bank of America Corp.	235,339
900		City National Corp.	63,081
2,410		PNC Financial Services Group, Inc.	139,828
4,190		U.S. BanCorp	117,655
5,860		Wells Fargo & Co.	343,220

			899,123

		Beverages: 1.6%
4,625		PepsiCo, Inc.	262,284

			262,284

		Biotechnology: 1.0%
2,100	@	Amgen, Inc.	167,307

			167,307

		Building Materials: 1.6%
5,790		American Standard, Inc.	269,525

			269,525

		Chemicals: 0.7%
2,910		Dow Chemical Co.	121,260

			121,260

		Computers: 2.3%
11,500	@	EMC Corp.	148,810
2,870		International Business Machines Corp.	230,231

			379,041

		Cosmetics/Personal Care: 4.0%
5,520		Avon Products, Inc.	149,040
2,620		Colgate-Palmolive Co.	138,310

PORTFOLIO OF INVESTMENTS
The USLICO Stock Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Cosmetics/Personal Care: 4.0% (continued)
1,470		Gillette Co.	$85,554
4,910		Procter & Gamble Co.	291,949

			664,853

		Distribution/Wholesale: 1.2%
5,900	@	Wesco International, Inc.	199,833

			199,833

		Diversified Financial Services: 9.2%
3,480		Capital One Financial Corp.	276,730
11,630		Citigroup, Inc.	529,398
8,070		Countrywide Financial Corp.	266,149
2,225		Goldman Sachs Group, Inc.	270,516
1,200		Merrill Lynch & Co., Inc.	73,620
2,240		Morgan Stanley	120,826

			1,537,239

		Electric: 0.8%
2,170		Public Service Enterprise Group, Inc.	139,661

			139,661

		Electronics: 1.8%
9,750	@	Jabil Circuit, Inc.	301,470

			301,470

		Food: 0.7%
3,800		McCormick & Co., Inc.	123,994

			123,994

		Healthcare — Products: 4.0%
3,200		Baxter International, Inc.	127,584
5,775		Johnson & Johnson	365,442
3,210		Medtronic, Inc.	172,120

			665,146

		Healthcare — Services: 1.7%
3,280	@	Health Net, Inc.	155,210
2,830	@	Triad Hospitals, Inc.	128,114

			283,324

		Insurance: 2.6%
2,025		American Intl. Group, Inc.	125,469
2,440		Lincoln National Corp.	126,929
3,885		St. Paul Cos.	174,320

			426,718

PORTFOLIO OF INVESTMENTS
The USLICO Stock Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Internet: 1.4%
2,300	@	eBay, Inc.	$94,760
4,035	@	Yahoo!, Inc.	136,544

			231,304

		Investment Companies: 0.7%
900	@	Consumer Staples Select Sector SPDR Fund	20,952
3,670	@	Materials Select Sector SPDR Fund	100,815

			121,767

		Leisure Time: 1.1%
4,110		Royal Caribbean Cruises Ltd.	177,552

			177,552

		Lodging: 2.5%
3,730		Harrah’s Entertainment, Inc.	243,159
7,580		Hilton Hotels Corp.	169,186

			412,345

		Media: 4.4%
1,550	@	Cablevision Systems Corp.	47,539
15,860		Time Warner, Inc.	287,225
6,890		Viacom, Inc.	227,439
7,185		Walt Disney Co.	173,374

			735,577

		Miscellaneous Manufacturing: 5.1%
3,450		Danaher Corp.	185,714
15,440		General Electric Co.	519,865
3,890		Roper Industries, Inc.	152,838

			858,417

		Oil & Gas: 8.9%
6,010		ENSCO International, Inc.	280,006
9,110		Exxon Mobil Corp.	578,844
2,120	@	Newfield Exploration Co.	104,092
3,160	@	Plains Exploration & Production Co.	135,311
1,440	@	Southwestern Energy Co.	105,696
5,990		XTO Energy, Inc.	271,467

			1,475,416

		Oil & Gas Services: 3.3%
2,820	@	Dresser-Rand Group, Inc.	69,457
3,940		Halliburton Co.	269,969
2,400		Schlumberger Ltd.	202,512

			541,938

		Pharmaceuticals: 7.0%
765	@	Gilead Sciences, Inc.	37,301

PORTFOLIO OF INVESTMENTS
The USLICO Stock Portfolio	as of September 30, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 7.0% (continued)
4,010	@	Medco Health Solutions, Inc.	$219,868
17,305		Pfizer, Inc.	432,106
8,195	@@	Teva Pharmaceutical Industries Ltd. ADR	273,877
4,500		Wyeth	208,215

			1,171,367

		Retail: 4.1%
1,500		Abercrombie & Fitch Co.	74,775
6,795		Dollar General Corp.	124,620
3,410		Home Depot, Inc.	130,057
3,620		Tiffany & Co.	143,967
4,885		Wal-Mart Stores, Inc.	214,061

			687,480

		Semiconductors: 4.5%
6,290		Intel Corp.	155,049
8,060		Maxim Integrated Products	343,759
30,425	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	250,094

			748,902

		Software: 5.1%
5,870	@	Activision, Inc.	120,042
3,510		First Data Corp.	140,400
10,085		Microsoft Corp.	259,487
26,850	@	Oracle Corp.	332,672

			852,601

		Telecommunications: 6.9%
5,810		BellSouth Corp.	152,803
15,340	@	Cisco Systems, Inc.	275,046
7,590		Motorola, Inc.	167,663
7,270		QUALCOMM, Inc.	325,333
9,610		Sprint Corp.	228,526

			1,149,371

		Total Common Stock (Cost $16,122,759)	16,564,902

PORTFOLIO OF INVESTMENTS
The USLICO Stock Portfolio	as of September 30, 2005 (Unaudited)(continued)

Principal
Amount				Value

Short-Term Investments: 0.6%
		Repurchase Agreement: 0.6%
$102,000.00		Goldman Sachs Repurchase Agreement dated 09/30/05, 3.790%, due 10/3/05, $102,032 to be received upon repurchase (Collateralized by $106,000 Federal National Mortgage Association, 2.250%, Market Value plus accrued interest $104,327, due 12/04/05)		$102,000

		Total Short-Term Investments (Cost $102,000)		102,000

		Total Investments in Securities (Cost $16,224,759)*	100.0%	$16,666,902
		Other Assets and Liabilities-Net	0.0	1,329

		Net Assets	100.0%	$16,668,231

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $16,275,216.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$794,820
		Gross Unrealized Depreciation		(403,134)

		Net Unrealized Appreciation		$391,686

Item 2. Controls and Procedures.
(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): USLICO Series Fund

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	November 28, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2005